Amounts Receivable and Prepaids - Schedule of amounts receivable and prepaids (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024
Trade And Other Current Receivables [Line Items]
Amounts receivable and prepaids (gross)	$ 15,696	$ 16,301
Less: current portion for receivables and prepaids	(6,654)	(6,929)
Long term portion	2,664	2,595
Sales tax receivable, opening [Member]
Trade And Other Current Receivables [Line Items]
Amounts receivable and prepaids (gross)	8,409	6,818
Prepaid expenses and other receivables [Member]
Trade And Other Current Receivables [Line Items]
Amounts receivable and prepaids (gross)	5,471	7,667
Receivable on sale of subsidiary [Member]
Trade And Other Current Receivables [Line Items]
Amounts receivable and prepaids (gross)	1,816	1,816
Provision and liability on sales tax receivable, opening [Member]
Trade And Other Current Receivables [Line Items]
Provision on sales tax receivables	(6,777)	0
Additions [Member]
Trade And Other Current Receivables [Line Items]
Provision on sales tax receivables	(310)	(6,777)
Recovery and reversal [Member]
Trade And Other Current Receivables [Line Items]
Provision on sales tax receivables	1,276	0
Foreign exchange [Member]
Trade And Other Current Receivables [Line Items]
Provision on sales tax receivables	(567)	0
Provision on sales tax receivable [Member]
Trade And Other Current Receivables [Line Items]
Provision on sales tax receivables	$ (6,378)	$ (6,777)